Summary of Significant Accounting Policies - Fair value measurements of financial instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current amounts due to related parties	$ 4,805	¥ 33,453	¥ 177,776
Non-recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities		0	0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-current amounts due to related parties	$ 4,379	¥ 30,488	¥ 165,822